Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Supplement [Text Block]	lsfii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Core Plus Bond Fund, the Loomis Sayles High Income Fund, the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Strategic Income Fund and the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles High Income Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$532	$763	$1,013	$1,728

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	-0.26%	7.08%	6.61%
Return After Taxes on Distributions[1]	-2.71%	3.96%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.24%	4.50%	4.07%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$506	$679	$866	$1,407

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	0.40%	5.78%	6.00%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 2.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$305	$477	$664	$1,203

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	-0.77%	1.84%	3.16%
Return After Taxes on Distributions[1]	-1.61%	0.96%	2.04%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-0.44%	1.08%	2.02%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 3.00% to 2.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 2.25%.

Loomis Sayles Strategic Income Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$517	$712	$923	$1,531

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	1.14%	8.37%	7.13%
Return After Taxes on Distributions[1]	-0.88%	6.30%	4.96%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.16%	5.76%	4.72%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Loomis Sayles High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Core Plus Bond Fund, the Loomis Sayles High Income Fund, the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Strategic Income Fund and the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles High Income Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$532	$763	$1,013	$1,728

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	-0.26%	7.08%	6.61%
Return After Taxes on Distributions[1]	-2.71%	3.96%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.24%	4.50%	4.07%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Loomis Sayles High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
1 year	rr_ExpenseExampleYear01	$ 532
3 years	rr_ExpenseExampleYear03	763
5 years	rr_ExpenseExampleYear05	1,013
10 years	rr_ExpenseExampleYear10	$ 1,728
Past 1 Year	rr_AverageAnnualReturnYear01	(0.26%)	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	7.08%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	6.61%	[1]
Loomis Sayles High Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.71%)	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	3.96%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	3.70%	[1]
Loomis Sayles High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.24%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	4.50%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	4.07%	[1]
Loomis Sayles Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Core Plus Bond Fund, the Loomis Sayles High Income Fund, the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Strategic Income Fund and the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$506	$679	$866	$1,407

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	0.40%	5.78%	6.00%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Loomis Sayles Investment Grade Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
1 year	rr_ExpenseExampleYear01	$ 506
3 years	rr_ExpenseExampleYear03	679
5 years	rr_ExpenseExampleYear05	866
10 years	rr_ExpenseExampleYear10	$ 1,407
Past 1 Year	rr_AverageAnnualReturnYear01	0.40%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	5.78%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	6.00%	[1]
Loomis Sayles Limited Term Government and Agency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Core Plus Bond Fund, the Loomis Sayles High Income Fund, the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Strategic Income Fund and the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 2.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$305	$477	$664	$1,203

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	-0.77%	1.84%	3.16%
Return After Taxes on Distributions[1]	-1.61%	0.96%	2.04%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-0.44%	1.08%	2.02%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 3.00% to 2.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 2.25%.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Loomis Sayles Limited Term Government and Agency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
1 year	rr_ExpenseExampleYear01	$ 305
3 years	rr_ExpenseExampleYear03	477
5 years	rr_ExpenseExampleYear05	664
10 years	rr_ExpenseExampleYear10	$ 1,203
Past 1 Year	rr_AverageAnnualReturnYear01	(0.77%)	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	1.84%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	3.16%	[2]
Loomis Sayles Limited Term Government and Agency Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.61%)	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	0.96%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	2.04%	[2]
Loomis Sayles Limited Term Government and Agency Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.44%)	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	1.08%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	2.02%	[2]
Loomis Sayles Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Core Plus Bond Fund, the Loomis Sayles High Income Fund, the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Strategic Income Fund and the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Strategic Income Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$517	$712	$923	$1,531

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	1.14%	8.37%	7.13%
Return After Taxes on Distributions[1]	-0.88%	6.30%	4.96%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.16%	5.76%	4.72%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Loomis Sayles Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
1 year	rr_ExpenseExampleYear01	$ 517
3 years	rr_ExpenseExampleYear03	712
5 years	rr_ExpenseExampleYear05	923
10 years	rr_ExpenseExampleYear10	$ 1,531
Past 1 Year	rr_AverageAnnualReturnYear01	1.14%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	8.37%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	7.13%	[1]
Loomis Sayles Strategic Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.88%)	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	6.30%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	4.96%	[1]
Loomis Sayles Strategic Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.16%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	5.76%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	4.72%	[1]

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund's returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.
[2]	The maximum sales charge on purchases of Class A shares was reduced from 3.00% to 2.25% on November 2, 2015. The Fund's returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 2.25%.